CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) (Parenthetical) - USD ($) $ in Thousands		12 Months Ended
	Nov. 19, 2021	Dec. 31, 2021
Statement of Stockholders' Equity [Abstract]
Adjustments to additional paid in capital, reverse recapitalization transaction	$ 30,422	$ 30,422